Intangible assets and goodwill (Details 3) - Cash-generating units	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units
Discount rate - before tax	17.64%	25.00%
Discount rate - after tax	13.65%	17.00%
Budgeted EBITDA growth rate (average for the next five years)	19.00%	22.00%
Terminal value growth rate:	3.50%	3.00%
Projected period	5 years	5 years